3: Calvert

Calvert

Investments that make a difference

December 31, 2001

Annual Report

Calvert First Government

Money Market Fund

Calvert First Government Money Market Fund

Table of Contents

President's Letter

1

Portfolio Manager Remarks

2

Report of Independent Public Accountants

4

Statement of Net Assets

5

Statement of Operations

7

Statements of Changes

in Net Assets

8

Notes to

Financial Statements

10

Financial Highlights

13

Trustee and Officer Information Table

18

Dear Shareholders:

We are seeing signs of economic recovery for 2002, though uncertainty about its strength and timing may test investor patience this year.

Keep investment perspective

For all investors - money market, fixed income, as well as equity - patience means viewing performance through the lens of one's own personal investment strategy. When economic conditions are uncertain and markets volatile, as they are now, we encourage you to take a closer look with your financial advisor at the investment objectives and styles of your holdings. Verify that your portfolio selections are in fact appropriate given your goals, risk tolerance, and time horizon. Rebalance or reallocate as appropriate, then have patience with your strategy as the year unfolds.

You may also want to talk with your advisor about the significant retirement and education saving opportunities now available as a result of 2001 federal tax legislation, a welcome development in a year which brought many unwelcome events.

Revisiting shared values

Certainly, the tragic events of September 11 must be noted. We mourn the losses and feel for those who suffered loss. We honor the heroic actions of so many. As a lasting and important footnote to that day, we observe and are heartened by the growth in volunteerism and giving by individuals who want to make a difference in their communities.

This spirit of community involvement is one of Calvert's core values. We encourage employers and corporations to support their employees' efforts to become engaged in their communities, whether through offering time off to volunteer in the community, as Calvert does with one paid day off per month for each associate, or by stepping up philanthropy and in-kind giving.

Thank you for choosing Calvert

On December 7, 2001, Calvert celebrated 25 years in the investment business. We are grateful to those of you who have been with us for all or most of that time - and we welcome the many investors who joined us in 2001. The trust and confidence all of you have expressed through your investment in Calvert Funds redoubles our commitment to a strong and successful 2002.

Sincerely,

Barbara J. Krumsiek

President and CEO

January 31, 2002

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert First Government Money Market Fund seeks

to earn the highest

possible yield consistent with safety, liquidity and preservation of capital.

Fund

Information

asset allocation

taxable

money market

NASDAQ symbol

FVRXX

CUSIP number

131577-10-8

Calvert First Government Money Market Fund

How did the Fund perform compared to its benchmark?

For the year ended December 31, 2001, the Fund's Class O shares returned 3.45% versus 3.5% for the Lipper U.S. Government Money Market Funds Average. While many of our peers in the Lipper category had weighted average maturities approaching 90 days, the Fund averaged around 50 days. It is important to remember that the Fund's AAAm-G rating by Standard & Poor's limits the maximum weighted average maturity to 60 days. (The restrictions imposed by the Standard & Poor's AAAm-G rating are designed to provide greater safety, superior capacity to maintain principal values, and limit exposure to loss.) As a result, during a declining interest rate environment, the ability to lock in high rates before they fall is limited.

What was the investment climate?

During the first eight months of the year, the Federal Reserve Board reduced the Federal Funds target rate seven times - totaling 300 basis points - to 3.50%. The reductions came as Federal Reserve policymakers attempted to spur capital spending and increase consumer confidence. Business profits and capital spending continued to deteriorate, which caused unemployment to climb, and erode consumer confidence. As the economy continued its downward spiral, the broad U.S. stock market fell.

Prior to the events of September 11th, capital spending, employment, and production were considered weak. The tragic events amplified the uncertainty of a weak economy. The Federal Reserve Board responded by cutting the target rate 50 basis points on September 17th before trading on the NYSE resumed for the first time since the attacks. On both October 2nd and November 16th, the Federal Reserve cut the Federal Funds rate by 50 basis points, reducing the target rate to 2.00%. These cuts highlighted the Federal Reserve's commitment to ensure that the financial markets had plenty of liquidity to function, to minimize damage to potential economic growth, and to continue to address the economic weakness present prior to the attacks. Despite a few signs of stabilization, economic activity continued to remain soft, with inflation almost nonexistent. When the Federal Reserve Board met on December 16th, they cut rates 25 basis points to 1.75%, marking the eleventh rate reduction in 2001.

What was your strategy?

Faced with a falling interest rate environment, a sputtering economy, low consumer confidence, and deteriorating credit quality, our goal was to focus on liquidity and safety. We focused on purchasing securities with maturities at the short end of the money market curve rather than longer-term offerings. This proved beneficial since short-term rates were yielding more than long-term rates. In order to take advantage of high yields before they fell due to rate cuts, we extended the Portfolio's maturity using government agency securities with maturities up to a year.

What is your outlook?

Recent data has hinted at stabilization of the U.S economy, but most economists believe that a turn around will not occur until late 2002. Given that overall market conditions are not very stimulative, we expect the Federal Funds rate to remain low throughout 2002.

January 31, 2002

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

weighted

average maturity
12.31.01	41 days
12.31.00	52 days

average annual

total return

as of 12.31.01
1 year	3.45%
5 year	4.69%
10 year	4.32%
inception	7.08%

(12.07.76)

comparative month-end yields

Calvert MFR's
	First Government	Government
	Money Market	Money Market
	Class O	Averages
12.31.01	1.45%	1.50%
11.30.01	1.81%	1.81%
10.31.01	2.16%	2.18%
9.30.01	2.71%	2.70%
8.31.01	3.07%	3.08%
7.31.01	3.26%	3.23%
6.30.01	3.42%	3.45%

Total returns assume reinvestment of dividends. Performance information represents the value of an investment in Class O shares. The value of an investment in Class B, C or T shares would be different. Past performance is no guarantee of future results. Source: Money Fund Vision98, iMoneyNet, Inc.

Report of independent public accountants

To the Board of Trustees of First Variable Rate Fund for Government Income and

Shareholders of Calvert First Government Money Market Fund:

We have audited the accompanying statement of net assets of Calvert First Government Money Market Fund (hereafter referred to as the "Fund"), as of December 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 31, 2000, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert First Government Money Market Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

February 15, 2002

Statement of Net Assets

December 31, 2001
	Principal
U.S. Government Agency Obligations - 50.6%	Amount	Value
Fannie Mae, 6.75%, 8/15/02	$10,000,000	$10,190,327
Fannie Mae, Discount Notes:
4.82%, 1/11/02	5,000,000	4,993,306
3.84%, 4/19/02	5,000,000	4,942,400
Farmer Mac Discount Notes, 1.6%, 1/2/02	25,000,000	24,998,889
Federal Farm Credit Bank, Discount Notes:
3.29%, 2/28/02	5,000,000	4,973,497
4.35%, 4/2/02	5,000,000	4,999,377
Federal Home Loan Bank, 2.43%, 12/27/02	4,000,000	4,000,000
Federal Home Loan Bank, Discount Notes:
1.43%, 1/2/02	47,000,000	46,998,133
2.19%, 1/18/02	10,000,000	9,989,658
2.14%, 1/30/02	10,000,000	9,982,761
2.15%, 4/5/02	5,000,000	4,971,931
3.36%, 8/12/02	5,000,000	4,895,933
2.31% 10/11/02	10,000,000	9,818,408
2.00% 10/31/02	5,000,000	4,915,834
Freddie Mac, Discount Notes:
4.87%, 1/3/02	5,000,000	4,998,647
4.29%, 2/20/02	5,000,000	4,970,208
2.05%, 11/7/02	2,500,000	2,455,868
Sallie Mae Discount Notes, 4.04%, 4/15/02	1,000,000	988,329

Total U.S. Government Agency Obligations (Cost $164,083,506)		164,083,506

Taxable Variable Rate Demand Notes - 49.2%
Overseas Private Investment Corp:
1.82%, 4/1/14, BPA & GA: US Government	25,600,000	25,600,000
1.82%, 12/15/14, BPA & GA: US Government	6,000,000	6,000,000
1.82%, 1/15/15, BPA & GA: US Government	29,850,000	29,850,000
1.82%, 4/1/19, BPA & GA: US Government	5,000,000	5,000,000

Post Apartment Homes LP MFH Revenue, 1.93%, 7/15/29,
CA: FNMA	53,905,000	53,905,002
Rural Electric Coop Grantor Trust Certificates, 2.00%, 12/15/17,
TOA: JP Morgan Chase Bank	38,990,000	38,990,000

Total Taxable Variable Rate Demand Notes (Cost $159,345,002)	159,345,002

TOTAL INVESTMENTS (Cost $323,428,508) - 99.8%	323,428,508
Other assets and liabilities, net - 0.2%	739,356
Net Assets - 100.0%	$324,167,864

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized
Class O: 227,540,155 shares outstanding	$227,259,214
Class B: 1,898,193 shares outstanding	1,898,138
Class C: 1,736,597 shares outstanding	1,736,516
Class T: 93,259,456 shares outstanding	93,247,452
Undistributed net investment income	26,544

Net Assets	$324,167,864

Net Asset Value Per Share
Class O (based on net assets of $227,258,840)	$1.00
Class B (based on net assets of $1,898,357)	$1.00
Class C (based on net assets of $1,736,839)	$1.00
Class T (based on net assets of $93,273,828)	$1.00

Abbreviations:

BPA: Bond Purchase Agreement

CA: Collateral Agreement

FNMA: Federal National Mortgage Association

GA: Guaranty Agreement

MFH: Multi-Family Housing

TOA: Tender Option Agreement

See notes to financial statements.

Statement of Operations

Year Ended December 31, 2001
Net Investment Income
Investment Income:
Interest income	$13,869,028

Expenses:
Investment advisory fee	832,863
Transfer agency fees and expenses	522,803
Distribution plan expenses:
Class B	7,661
Class C	7,709
Class T	250,053
Trustees' fees and expenses	28,877
Accounting fees	50,688
Administrative fees:
Class O	555,600
Class B	1,915
Class C	1,927
Institutional Class	4,674
Class T	250,053
Custodian fees	45,560
Registration fees	55,724
Reports to shareholders	77,144
Professional fees	16,317
Miscellaneous	22,585
Total expenses	2,732,153
Reimbursement from Advisor:
Class B	(9,652)
Class C	(8,777)
Institutional Class	(1,503)
Fees paid indirectly	(36,501)
Net expenses	2,675,720

Net Investment Income	11,193,308

Realized Gain (Loss) on Investments
Net realized gain (loss)	36,409

Increase (Decrease) in Net Assets
Resulting from Operations	$11,229,717

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2001	2000
Operations:
Net investment income	$11,193,308	$18,246,867
Net realized gain (loss)	36,409	1,040

Increase (Decrease) in Net Assets
Resulting from Operations	11,229,717	18,247,907

Distributions to shareholders from
Net investment income:
Class O shares	(7,527,374)	(12,235,537)
Class B shares	(11,953)	(15,911)
Class C shares	(13,931)	(28,862)
Institutional Class shares	(341,164)	(706,645)
Class T shares	(3,287,168)	(5,250,860)
Net realized gain:
Class O shares	(2,168)	-
Class B shares	(16)	-
Class C shares	(17)	-
Class T shares	(878)	-
Total distributions	(11,184,669)	(18,237,815)
Capital share transactions:
Shares sold:
Class O shares	187,672,791	269,171,024
Class B shares	2,393,238	650,566
Class C shares	2,227,881	1,169,558
Institutional Class shares	54,500,291	63,055,308
Class T shares	83,002,125	128,227,179
Reinvestment of distributions:
Class O shares	7,432,937	11,852,752
Class B shares	11,514	15,155
Class C shares	13,744	27,608
Institutional Class shares	346,119	683,388
Class T shares	3,330,295	5,191,337
Shares redeemed:
Class O shares	(191,346,028)	(287,345,021)
Class B shares	(900,538)	(691,448)
Class C shares	(953,395)	(1,804,124)
Institutional Class shares	(63,031,240)	(75,215,829)
Class T shares	(91,781,376)	(135,479,008)
Total capital share transactions	(7,081,642)	(20,491,555)

Total Increase (Decrease) in Net Assets	(7,036,594)	(20,481,463)

Net Assets
Beginning of year	331,204,458	351,685,921
End of year (including undistributed net investment income
of $26,544 and $14,826, respectively)	$324,167,864	$331,204,458

See notes to financial statements.

	Year Ended	Year Ended
	December 31,	December 31,
Capital Share Activity	2001	2000
Shares sold:
Class O shares	187,672,789	269,171,024
Class B shares	2,393,238	650,566
Class C shares	2,227,881	1,169,558
Institutional Class shares	54,500,291	63,055,308
Class T shares	83,002,125	128,227,179
Reinvestment of distributions:
Class O shares	7,432,937	11,852,752
Class B shares	11,514	15,155
Class C shares	13,743	27,608
Institutional Class shares	343,941	683,388
Class T shares	3,330,295	5,191,337
Shares redeemed:
Class O shares	(191,344,563)	(287,345,021)
Class B shares	(900,527)	(691,448)
Class C shares	(953,383)	(1,804,124)
Institutional Class shares	(63,031,240)	(75,215,829)
Class T shares	(91,780,763)	(135,479,008)
Total capital share activity	(7,081,722)	(20,491,555)

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of beneficial interest. A fifth class of shares was offered during the year, Institutional Class, which ceased operations on December 20, 2001. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Institutional Class shares required a minimum account balance of $1,000,000 and were not subject to a front-end or deferred sales charge, or a Distribution Plan. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed, and are subject to Distribution Plan expenses.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates market.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund has implemented the provisions of the Guide, as required on January 1, 2001. The implementation did not have a material impact on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $119,816 was payable at year end.

The Advisor contractually reimbursed the Fund for expenses of $19,932 for the year ended December 31, 2001.

The Advisors Group, Inc., ("TAG"), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B, Class C, and Class T pay an annual rate of .25% and Institutional Class paid an annual rate of .05%, based on their average daily net assets. Under the terms of the agreement, $69,373 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B, C and T shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.0% annually of average daily net assets of Class B and Class C and .25% of average daily net assets of Class T. Under the terms of the agreement, $22,661 was payable at year end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $194,017 for the year ended December 31, 2001. Under terms of the agreement, $14,779 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C - Investment Activity

The cost of investments owned at December 31, 2001 for federal income tax purposes was $323,428,508.

There were no significant differences between book basis and tax basis of distributable earnings as of December 31, 2001 and distributions for the years ended December 31, 2001 and 2000.

The Fund may sell or purchase securities from other Funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. For the year ended December 31, 2001, purchases and sales transactions were $1,008,445,000 and $1,033,161,000, respectively.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund's average daily balance of these borrowings outstanding during the year ended December 31, 2001 was $139,382 at a weighted average interest rate of 4.64%. The maximum amount of these borrowings outstanding during the year ended December 31, 2001 was $4,979,867 during August 2001. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2001.

Financial Highlights
	Years Ended
	December 31,	December 31,
Class O Shares	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.034	.056
Distributions from
Net investment income	(.034)	(.056)
Net asset value, ending	$1.00	$1.00

Total return	3.45%	5.71%
Ratios to average net assets:
Net investment income	3.39%	5.55%
Total expenses	.77%	.77%
Expenses before offsets	.77%	.77%
Net expenses	.76%	.75%
Net assets, ending (in thousands)	$227,259	$223,437

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.043	.048	.049
Distributions from
Net investment income	(.043)	(.048)	(.049)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	4.38%	4.93%	5.00%
Ratios to average net assets:
Net investment income	4.28%	4.82%	4.88%
Total expenses	.82%	.81%	.82%
Expenses before offsets	.82%	.81%	.82%
Net expenses	.81%	.79%	.80%
Net assets, ending (in thousands)	$229,754	$246,019	$232,025

Financial Highlights
	Years Ended
	December 31,	December 31,
Class B Shares	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.021	.043
Distributions from
Net investment income	(.021)	(.043)
Net asset value, ending	$1.00	$1.00

Total return	2.15%	4.38%
Ratios to average net assets:
Net investment income	1.57%	4.33%
Total expenses	3.27%	5.83%
Expenses before offsets	2.01%	2.07%
Net expenses	2.00%	2.00%
Net assets, ending (in thousands)	$1,898	$394

	Periods Ended
	December 31,	December 31,
Class B Shares	1999	1998*
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.031	.027
Distributions from
Net investment income	(.031)	(.027)
Net asset value, ending	$1.00	$1.00

Total return	3.11%	2.72%
Ratios to average net assets:
Net investment income	3.18%	3.28%(a)
Total expenses	8.09%	36.93%(a)
Expenses before offsets	2.02%	2.02%(a)
Net expenses	2.00%	2.00%(a)
Net assets, ending (in thousands)	$420	$74

Financial Highlights

	Years Ended
	December 31,	December 31,
Class C Shares	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.021	.043
Distributions from
Net investment income	(.021)	(.043)
Net asset value, ending	$1.00	$1.00

Total return	2.18%	4.39%
Ratios to average net assets:
Net investment income	1.82%	4.25%
Total expenses	3.16%	3.60%
Expenses before offsets	2.03%	2.03%
Net expenses	2.00%	2.00%
Net assets, ending (in thousands)	$1,737	$449

	Periods Ended
	December 31,	December 31,
Class C Shares	1999	1998**
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.031	.020
Distributions from
Net investment income	(.031)	(.020)
Net asset value, ending	$1.00	$1.00

Total return	3.12%	2.06%
Ratios to average net assets:
Net investment income	3.22%	3.35%(a)
Total expenses	4.75%	8.46%(a)
Expenses before offsets	2.02%	2.02%(a)
Net expenses	2.00%	2.00%(a)
Net assets, ending (in thousands)	$1,056	$339

Financial Highlights

	Periods Ended
	December 20,	December 31,
Institutional Class Shares	2001#	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.037	.060
Distributions from
Net investment income	(.037)	(.060)
Net asset value, ending	$1.00	$1.00

Total return	3.72%	6.11%
Ratios to average net assets:
Net investment income	3.65% (a)	5.84%
Total expenses	.49% (a)	.46%
Expenses before offsets	.47% (a)	.39%
Net expenses	.46% (a)	.37%
Net assets, ending (in thousands)	$0	$8,204

	Periods Ended
	December 31,	December 31,
Institutional Class Shares	1999	1998***
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.047	.015
Distributions from
Net investment income	(.047)	(.015)
Net asset value, ending	$1.00	$1.00

Total return	4.84%	1.49%
Ratios to average net assets:
Net investment income	4.72%	4.95%(a)
Total expenses	.50%	.43%(a)
Expenses before offsets	.38%	.34%(a)
Net expenses	.37%	.32%(a)
Net assets, ending (in thousands)	$19,679	$20,128

Financial Highlights

		Periods Ended
	December 31,	December 31,	December 31,
Class T Shares	2001	2000	1999****
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.032	.05	.035
Distributions from
Net investment income	(.032)	(.05)	(.035)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.28%	5.54%	3.59%
Ratios to average net assets:
Net investment income	3.29%	5.40%	4.29%(a)
Total expenses	.93%	.93%	.95%(a)
Expenses before offsets	.93%	.93%	.95%(a)
Net expenses	.92%	.91%	.94%(a)
Net assets, ending (in thousands)	$93,274	$98,720	$100,778

(a) Annualized

* From April 1,1998 inception.

** From June 1, 1998 inception.

*** From September 16, 1998 inception.

**** From March 1, 1999 inception.

# Institutional Class ceased operations on December 20, 2001.

See notes to financial statements.

Trustee and Officer Information Table
			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1982	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	Chairperson, United Methodist Services for the Aging.
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	28
CHARLES E. DIEHL DOB: 10/13/22	Trustee	1982	Self-employed consultant and Vice President and Treasurer Emeritus of The George Washington University. Formerly, he was a Director of Acacia Mutual Life Insurance Company.	28
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA DOB:12/08/32	Trustee	1982	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	MVM, Inc.

			# of Calvert
Position	Position		Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	28	Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

# of Calvert
Position	Position	Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
reno J. Martini DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

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